Strategic Report - Global Businesses Highlights (Details) $ / shares in Units, customer in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) country client customer function $ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 USD ($) $ / shares
Disclosure of operating segments [line items]
Number of global functions | function	11
Profit before tax	$ 19,890	$ 17,167	$ 7,112
Return on equity	8.60%
Adjusted jaws ratio	(1.20%)
Dividends per ordinary share in respect of 2018 (in USD per share) | $ / shares	$ 0.51	$ 0.51	$ 0.51
Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	$ 21,719	$ 21,133	$ 18,906
Risk-weighted assets	$ 864,504	845,680	855,148
Retail Banking And Wealth Management
Disclosure of operating segments [line items]
Number of customers | customer	38.0
Retail Banking And Wealth Management | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	$ 7,080	6,479	5,258
Risk-weighted assets	$ 126,865	118,131	111,617
Commercial Banking
Disclosure of operating segments [line items]
Number of customers | customer	1.5
Number of countries in which entity operates | country	53
Commercial Banking | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	$ 7,669	6,829	5,923
Risk-weighted assets	$ 321,244	289,824	276,705
Global Banking and Markets
Disclosure of operating segments [line items]
Number of clients | client	4,100
Number of countries in which entity operates | country	50
Global Banking and Markets | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	$ 6,078	5,848	5,500
Risk-weighted assets	281,021	293,135	301,728
Global Private Banking | Operating Segments, Including Adjustments
Disclosure of operating segments [line items]
Profit before tax	344	296	286
Risk-weighted assets	$ 16,824	$ 15,795	$ 15,418